Total Capital and Net Income Per Unit - Incentive Distributions (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Level One [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4125
Minimum [Member] | Levels Two [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4625
Minimum [Member] | Level Three [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.5375
Minimum [Member] | Level Four [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.6500
Maximum [Member] | Level One [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.4625
Maximum [Member] | Levels Two [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.5375
Maximum [Member] | Level Three [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Exceeded cash distribution per unit	$ 0.6500